Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES INC
Prospectus Date	rr_ProspectusDate	Sep. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Aug. 27, 2013